Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2019	$ 115,038	$ 6,520	$ 55,727	$ 61,590	$ (3,755)	$ (5,044)
Increase (Decrease) in Stockholders' Equity
Net income	14,293			14,293
Other comprehensive income (loss)	5,283				5,283
Purchase of treasury stock	(906)					(906)
Stock dividend	0	249	3,580	(3,829)
Cash dividends declared, common stock	(3,119)			(3,119)
Ending balance at Dec. 31, 2020	130,589	6,769	59,307	68,935	1,528	(5,950)
Increase (Decrease) in Stockholders' Equity
Net income	22,517			22,517
Other comprehensive income (loss)	1,765				1,765
Purchase of treasury stock	(2,148)					(2,148)
Stock dividend	0	255	5,130	(5,385)
Cash dividends declared, common stock	(3,767)			(3,767)
Ending balance at Dec. 31, 2021	148,956	7,024	64,437	82,300	3,293	(8,098)
Increase (Decrease) in Stockholders' Equity
Net income	20,751			20,751
Other comprehensive income (loss)	(35,007)				(35,007)
Purchase of treasury stock	(2,892)					(2,892)
Stock dividend	0	260	6,605	(6,865)
Cash dividends declared, common stock	(4,397)			(4,397)
Ending balance at Dec. 31, 2022	$ 127,411	$ 7,284	$ 71,042	$ 91,789	$ (31,714)	$ (10,990)